Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Virginia Municipal Fund))	0 Months Ended
	Jul. 29, 2011
Class A
Average Annual Return:
1 Year	(3.72%)
Life of Class	(3.08%)
Inception Date	Jul. 18, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.72%)
Life of Class	(3.08%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(0.10%)
Life of Class	(1.75%)
Class B
Average Annual Return:
1 Year	(4.30%)
Life of Class	(3.14%)
Inception Date	Jul. 18, 2006
Class C
Average Annual Return:
1 Year	(0.62%)
Life of Class	(2.83%)
Inception Date	Jul. 18, 2006
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
Life of Class	4.29%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
Life of Class	1.69%	[1]

[1]	From 07/31/06.